Property and Equipment, Net (Details)	6 Months Ended
	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 JPY (¥)
Property and Equipment, Net [Abstract]
Depreciation expense	¥ 546,638	$ 3,610	¥ 324,216